Deferred Taxation - Summary of Deferred Tax Assets and Liabilities Prior to Offsetting of Balances within Same Tax Jurisdiction (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	¥ 122	¥ 79
Net deferred tax (liabilities)/assets	104	(7)	¥ 235
Deferred tax liabilities	(18)	(86)
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	64	70	80
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	104	11	26
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	82	15	25
Impairment provision for available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	25	25	25
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	29	88	89
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	5	7
Accumulated depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(56)	(85)	(136)
Available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(162)	(123)	(39)
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(38)	(37)	¥ (11)
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	360	238
Deferred tax liabilities	(256)	(245)
Cost [member] | Impairment provision for obsolete flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	51	22
Cost [member] | Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	64	70
Cost [member] | Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	104	11
Cost [member] | Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	82	15
Cost [member] | Impairment provision for available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	25	25
Cost [member] | Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	29	88
Cost [member] | Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	5	7
Cost [member] | Accumulated depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	(56)	(85)
Cost [member] | Available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	(162)	(123)
Cost [member] | Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	¥ (38)	¥ (37)